Reporting Entity - Total Issued Shares Held by Shareholders (Detail) - shares	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares	214,790,053	218,833,144
Percentage of total shares issued (%)	100.00%	100.00%
SK Inc. [member]
Disclosure of classes of share capital [line items]
Number of shares	65,668,397	65,668,397
Percentage of total shares issued (%)	30.57%	30.01%
National pension service [member]
Disclosure of classes of share capital [line items]
Number of shares	18,878,265	16,330,409
Percentage of total shares issued (%)	8.79%	7.46%
Institutional investors and other shareholders [member]
Disclosure of classes of share capital [line items]
Number of shares	124,493,193	126,854,437
Percentage of total shares issued (%)	57.96%	57.97%
Kakao Investment Co Ltd [member]
Disclosure of classes of share capital [line items]
Number of shares	3,846,487	3,846,487
Percentage of total shares issued (%)	1.79%	1.76%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	1,903,711	6,133,414
Percentage of total shares issued (%)	0.89%	2.80%